Income tax (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023 USD ($)
Income tax
Carried-forward tax losses	€ 168,858
Tax rate	25.00%	25.00%	26.50%
Deferred tax asset	€ 0
France
Income tax
Tax losses which can be carried forward indefinitely	€ 167,759
France | Biophytis Inc
Income tax
Tax rate	25.00%
US
Income tax
Carried-forward tax losses	€ 613			$ 678
Tax losses which can be carried forward indefinitely	239
Amount of unused tax losses expected to be expire in 2037	188
Amount of unused tax losses expected to be expire in 2036	144
Amount of unused tax losses expected to be expire in 2035	€ 43
US | Biophytis Inc
Income tax
Tax rate	21.00%
Brazil
Income tax
Tax losses which can be carried forward indefinitely	€ 264
Brazil | Instituto Biophytis Do Brasil
Income tax
Tax rate	34.00%